UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		05/06/2011
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    100

Form 13F Information Table Value Total:  $232,270
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000PRN AMT PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  OTHER
Amedisys Inc            COM            023436108  1622   46,350 SH               SOLE        N/A     46,350
Amern Shared Hosp Svcs  COM            029595105  105    30,000 SH               SOLE        N/A     30,000
Amerigas Propane        COM            0390975106 2009   41,800 SH               SOLE        N/A     41,800
Auto Data Processing    COM            053015103  3535   68,890 SH               SOLE        N/A     68,890
BB&T Corporation        COM            054937107  629    22,919 SH               SOLE        N/A     22,919
Becton Dickinson & Co   COM            075887109  2927   36,757 SH               SOLE        N/A     36,757
Berkshire Hathaway Cl A CL A           084670108  1504   12     SH               SOLE        N/A     12
Berkshire Hathaway Cl B CL B           084670702  309    3,700  SH               SOLE        N/A     3,700
Best Buy Company Inc.   COM            086516101  1676   58,363 SH               SOLE        N/A     58,363
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  543    8,550  SH               SOLE        N/A     8,550
C V S Corporation       COM            126650100  3291   95,894 SH               SOLE        N/A     95,894
Cousins Properties      COM            126650100  335    40,096 SH               SOLE        N/A     40,096
Celgene Corp            COM            151020104  633    11,000 SH               SOLE        N/A     11,000
Chevrontexaco Corp      COM            166764100  4128   38,399 SH               SOLE        N/A     38,399
Chubb                   COM            171232101  2541   41,452 SH               SOLE        N/A     41,452
Church & Dwight Co Inc  COM            171340102  2753   34,700 SH               SOLE        N/A     34,700
Clorox Company          COM            189054109  3052   43,553 SH               SOLE        N/A     43,553
Coca Cola               COM            191216100  957    14,424 SH               SOLE        N/A     14,424
Columbia Banking SystemsCOM            197236102  383    20,000 SH               SOLE        N/A     20,000
Duncan Energy Ptnrs Lp  COM UNITS      265026104  4781   118,050SH               SOLE        N/A     118,050
Emerson Electric Co.    COM            291011104  3599   61,587 SH               SOLE        N/A     61,587
Enterprise Prd Prtnrs LpCOM            293792107  6552   152,150SH               SOLE        N/A     152,150
Equitable Resources Inc SH BEN INT     294549100  299    6,000  SH               SOLE        N/A     6,000
Ferrellgas Partners     UNIT LTD PART  315293100  2506   96,400 SH               SOLE        N/A     96,400
Fifth Third Bancorp     COM            316773100  746    53,710 SH               SOLE        N/A     53,710
Fiserv Inc              COM            337738108  2506   39,960 SH               SOLE        N/A     39,960
Fluor Corporation       COM            343412102  3870   52,535 SH               SOLE        N/A     52,535
Franklin Resources Inc  COM            354613101  1836   14,675 SH               SOLE        N/A     14,675
General Dynamics Corp   COM            369550108  3407   44,505 SH               SOLE        N/A     44,505
General Electric        COM            369604103  581    28,974 SH               SOLE        N/A     28,974
Halliburton Company     COM            406216101  3978   79,819 SH               SOLE        N/A     79,819
Hewlett-Packard Company COM            428236103  2438   59,517 SH               SOLE        N/A     59,517
Honeywell               COM            438516106  2773   46,434 SH               SOLE        N/A     46,434
Intl Business Machine   COM            459200101  222    1,362  SH               SOLE        N/A     1,362
Intuit Inc              COM            461202103  2645   49,795 SH               SOLE        N/A     49,795
Ishare S&P 500          UNIT SER 1     464287200  1475   11,088 SH               SOLE        N/A     11,088
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1574   32,339 SH               SOLE        N/A     32,339
Ishares Latin Amer.     S&P LTN AM 40  464287390  3854   71,645 SH               SOLE        N/A     71,645
Ishares International EAMSCI EAFE IDX  464287465  420    6,992  SH               SOLE        N/A     6,992
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  2844   28,813 SH               SOLE        N/A     28,813
S&P Small Cap 600       S&P SMLCAP 600 464287804  3239   44,032 SH               SOLE        N/A     44,032
Ishares All Country AsiaMSCI ACJPN IDX 464288182  5031   79,880 SH               SOLE        N/A     79,880
Ishares Intermediate CorLEHMAN INTER C 464288638  707    6,715  SH               SOLE        N/A     6,715
Ishares Lehman Short BonBARCLYS 1-3YR C464288646  11228  107,510SH               SOLE        N/A     107,510
Johnson & Johnson       COM            478160104  3195   53,921 SH               SOLE        N/A     53,921
Kimberly Clark          COM            494368103  1170   17,930 SH               SOLE        N/A     17,930
Kinder Morgan Energy Lp UNIT LTD PART  494550106  234    3,155  SH               SOLE        N/A     3,155
Lowes Companies         COM            548661107  2114   79,977 SH               SOLE        N/A     79,977
Lubrizol Corporation    COM            549271104  2778   20,735 SH               SOLE        N/A     20,735
Magellan Midstream PartnCOM UNIT RP LP 559080106  4413   73,725 SH               SOLE        N/A     73,725
Marathon Oil Group      COM            565849106  3799   71,260 SH               SOLE        N/A     71,260
McGraw-Hill Cos         COM            580645109  712    18,075 SH               SOLE        N/A     18,075
Microsoft Corp          COM            594918104  2985   117,579SH               SOLE        N/A     117,579
Mylan Labs.             COM            628530107  3644   160,803SH               SOLE        N/A     160,803
PAA Natural Gas Storage COM UNIT LTD   693139107  1123   47,698 SH               SOLE        N/A     47,698
Pepsico Inc.            COM            713448108  3375   52,400 SH               SOLE        N/A     52,400
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  5117   80,292 SH               SOLE        N/A     80,292
Plum Creek Timber       COM            729251108  3429   78,630 SH               SOLE        N/A     78,630
Procter & Gamble Co     COM            742718109  328    5,326  SH               SOLE        N/A     5,326
Qualcomm Inc            COM            747525103  3934   71,755 SH               SOLE        N/A     71,755
Realty Income           COM            756109104  2403   68,760 SH               SOLE        N/A     68,760
Royal Bk Cda Montreal   COM            780087102  330    5,318  SH               SOLE        N/A     5,318
Schlumberger            COM            806857108  435    4,669  SH               SOLE        N/A     4,669
The Southern Company    COM            842587107  285    7,475  SH               SOLE        N/A     7,475
Staples Inc             COM            855030102  2020   104,032SH               SOLE        N/A     104,032
Suburban Propane        UNIT LTD PART  864482104  3743   66,335 SH               SOLE        N/A     66,335
Templeton Global Incm FdCOM            880198106  3421   326,145SH               SOLE        N/A     326,145
Thermo Fisher ScientificCOM            883556102  444    8,000  SH               SOLE        N/A     8,000
United Technologies CorpCOM            913017109  228    2,693  SH               SOLE        N/A     2,693
Vanguard Emerging MarketEMR MKT ETF    922042858  3795   77,533 SH               SOLE        N/A     77,533
Wells Fargo & Company   COM            949746101  404    12,730 SH               SOLE        N/A     12,730
Target Corporation      COM            87612E106  2937   58,730 SH               SOLE        N/A     58,730
Compass Minerals Intl   COM            20451N101  449    4,800  SH               SOLE        N/A     4,800
Conocophillips          COM            20825C104  4700   58,850 SH               SOLE        N/A     58,850
Dominion Resources Inc. COM            25746U109  479    10,710 SH               SOLE        N/A     10,710
Duke                    COM            26441C105  293    16,122 SH               SOLE        N/A     16,122
Enbridge Energy         COM            29250R106  4494   69,550 SH               SOLE        N/A     69,550
Energy Transfer PartnersUNIT LTD PARTN 29273R109  4761   91,985 SH               SOLE        N/A     91,985
Energy Transfer Equity  COM UT LTD PTN 29273V100  1287   28,600 SH               SOLE        N/A     28,600
Entergy Corp.           COM            29364G103  710    10,560 SH               SOLE        N/A     10,560
Exxon-Mobil             COM            30231G102  1393   16,555 SH               SOLE        N/A     16,555
First Financial HoldingsCOM            32022K102  124    11,000 SH               SOLE        N/A     11,000
Global Payments Inc     COM            37940X102  4219   86,237 SH               SOLE        N/A     86,237
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365  2605   68,594 SH               SOLE        N/A     68,594
Kinder Morgan Mgmt Llc  SHS            49455U100  282    4,303  SH               SOLE        N/A     4,303
Lab Cp Of Amer Hldg New COM            50540R409  3691   40,065 SH               SOLE        N/A     40,065
Nustar Energy, LP       UNIT COM       67058H102  4931   72,630 SH               SOLE        N/A     72,630
Oneok Partners Lp       UNIT LTD PARTN 68268N103  3840   46,625 SH               SOLE        N/A     46,625
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  1046   22,270 SH               SOLE        N/A     22,270
PowerShares High DividenHI YLD EQ DVDN 73935X302  1027   115,560SH               SOLE        N/A     115,560
Powershs RAFI US 1000   FTSE RAFI 1000 73935X583  1273   21,520 SH               SOLE        N/A     21,520
Powershs Emerging SoveriSOVEREIGN DEBT 73936T573  246    9,325  SH               SOLE        N/A     9,325
S P D R -S&P 500        UNIT SER 1     78462F103  4139   31,218 SH               SOLE        N/A     31,218
Sunoco Logistics PartnerCOM UNITS      86764L108  2773   31,950 SH               SOLE        N/A     31,950
Targa Resources PartnersCOM UNIT       87611X105  3731   107,581SH               SOLE        N/A     107,581
United Community Bks IncCAP STK        90984P105  30     12,672 SH               SOLE        N/A     12,672
Valero Energy Corp New  COM            91913Y100  248    8,300  SH               SOLE        N/A     8,300
Zimmer Holdings Inc     COM            98956P102  1195   19,745 SH               SOLE        N/A     19,745
Ingersoll Rand Co       CL A           G4776G101  3268   67,652 SH               SOLE        N/A     67,652
Noble Corp              SHS            G65422100  3563   78,110 SH               SOLE        N/A     78,110
Willis Group Holdings   SHS            G96655108  2635   65,290 SH               SOLE        N/A     65,290

Total                                             232270